Deferred Consideration	12 Months Ended
Dec. 31, 2017
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Deferred Consideration
20.	Deferred Consideration

In 2015, we entered into a long-term streaming agreement with a subsidiary of Franco-Nevada Corporation (Franco-Nevada) linked to our share of silver production at the Antamina mine.

We received a payment of $789 million (US$610 million) from Franco-Nevada on closing of the transaction, and we receive 5% of the spot price at the time of delivery for each ounce of silver delivered under the agreement. We deliver silver to Franco-Nevada equivalent to 22.5% of payable silver sold by Antamina, which represents our proportionate share of silver produced by Antamina. In the event that 86 million ounces of silver has been delivered under the agreement, the stream will be reduced by one-third to 15% of payable silver sold by Antamina.

Antamina is not a party to the agreement with Franco-Nevada, and our rights as a shareholder of Antamina are unaffected by the agreement.

The following table summarizes the movements in deferred consideration for the years ended December 31, 2017, and 2016:

(CAD$ in millions)	2017	2016
As at January 1	$755	$816
Recognized in profit	(32)	(36)
Changes in foreign exchange rates	(49)	(25)

As at December 31	$674	$755
Less current portion of deferred consideration (Note 17)	(23)	(32)

Long-term deferred consideration	$651	$723